COMMITMENTS AND CONTINGENCES (Details Narrative) $ / shares in Units, shares in Millions													3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 02, 2021 USD ($)	Oct. 05, 2021 USD ($)	Oct. 01, 2021 USD ($)	Sep. 23, 2021 USD ($)	Jul. 21, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 25, 2021 USD ($)	May 19, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 02, 2020 USD ($)	Oct. 28, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Defined Benefit Plan Disclosure [Line Items]
Outstanding legal fees															$ 395,901	$ 684,422
Environmental remediation expense															$ 17,962
Loss contingency, damages							$ 12,000,000
Common stock, shares | shares							150
Cost and expenses						$ 12,000,000
Other commitments future, minimum payments														$ 1,000,000
Common stock par value | $ / shares	$ 0.001												$ 0.001	$ 0.001	$ 0.001	$ 0.001
Other commitments, percentage														0.0999
Series Z Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Preferred stock, par value | $ / shares	$ 0.001												$ 0.001	$ 0.001	$ 0.001	$ 0.001
Settlement Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss contingency, damages										$ 350,551.10
Payments to contingent consideration liability										$ 150,000.00
Consent order [Member]
Defined Benefit Plan Disclosure [Line Items]
Civil penalty	$ 14,000						$ 90,000
Environmental remediation liabilities	22,207												$ 22,207		$ 22,207
Environmental remediation expense	$ 8,207
Sheppard Mullin [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding legal fees											$ 487,390.73
Unpaid legal fees, disbursements and interest								$ 459,251
Sheppard Mullin [Member] | Resolution agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss contingency					$ 459,250
Resolved legal matter					Under the terms of the Resolution Agreement, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023.
Empire Service Inc [Member] | Consent order [Member]
Defined Benefit Plan Disclosure [Line Items]
Civil penalty				$ 56,000									42,000
Environmental expense and liabilities, total				71,017									$ 34,983
Environmental remediation liabilities				$ 15,017
Rother investments LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Other commitments, description												Rother Investments seeks to collect the amount of $124,750 as of the date of the complaint with late fees continuing to accrue on a daily basis, monetary relief of over $100,000 but not more than $200,000 pursuant to Tex. R. Civ. P. 47(c)(3), court’s costs and attorney’s fees, pre-judgment and post-judgment interest, and such other relief as the court deems appropriate.
Notes payable amount												$ 124,750
Litigation settlement amount		$ 100,000							$ 144,950
Iroquois Master Fund Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment due to administrative delay			$ 1,000,000